17. Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital And Additional Paid-in Capital Tables
Share capital and additional paid-in capital
	Share capital	Additional paid-in capital	Total

Balance at December 31, 2015	1,314,518	3,452	1,317,970

Balance at December 31, 2016	1,314,518	3,452	1,317,970

Payment of Other reserve constitution - Share-based compensation plan (Note 25)	-	28,113	28,113
Balance at December 31, 2017	1,314,518	31,565	1,346,083